Investment Risks	Jul. 29, 2026
Buffalo Blue Chip Growth Fund | Market Risk; Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk; Recent Market Events Risk – U.S. and international markets have experienced (and may continue to experience) significant periods of volatility due to a number of economic, political, and global macro factors, including elevated inflation levels, trade tensions, tariff arrangements, and wars in Europe and the Middle East. These and other events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Buffalo Blue Chip Growth Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk – Management risk means that your investment in the Fund varies with the success and failure of the Adviser’s investment strategies and the Adviser’s research, analysis, and determination of portfolio securities.

Buffalo Blue Chip Growth Fund | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk – Equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management, or related factors.

Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders, and other creditors.

Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities. A convertible security (a debt instrument or a preferred stock) may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of the convertible security falls.
Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants; potential price fluctuations as a result of speculation or other factors; and failure of the price of the underlying security to reach, or have reasonable prospects of reaching, a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Buffalo Blue Chip Growth Fund | Equity Market Risk, Common Stocks Risk Member
Prospectus [Line Items]
Risk [Text Block]
Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders, and other creditors.

Buffalo Blue Chip Growth Fund | Equity Market Risk, Preferred Stocks Risk Member
Prospectus [Line Items]
Risk [Text Block]	Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Buffalo Blue Chip Growth Fund | Equity Market Risk, Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Convertible Securities. A convertible security (a debt instrument or a preferred stock) may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of the convertible security falls.

Buffalo Blue Chip Growth Fund | Equity Market Risk, Warrants Risk Member
Prospectus [Line Items]
Risk [Text Block]
Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants; potential price fluctuations as a result of speculation or other factors; and failure of the price of the underlying security to reach, or have reasonable prospects of reaching, a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Buffalo Blue Chip Growth Fund | Equity Market Risk, Rights Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Buffalo Blue Chip Growth Fund | Growth-Style Investing Risks Member
Prospectus [Line Items]
Risk [Text Block]
Growth-Style Investing Risk – Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a different investment style, such as value-style stocks. Growth stocks are often characterized by high price-to-earnings ratios and, as a result, may be more volatile than stocks with lower price-to-earnings ratios.

Buffalo Blue Chip Growth Fund | Large-Cap Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Buffalo Blue Chip Growth Fund | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Information Technology Sector Risk. Information technology companies often face unusually high price volatility, both in terms of gains and losses. The potential for wide variations in performance is based on special risks common to information technology companies. Information technology companies may have limited product lines, markets, or financial resources. Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated. Given these risks, an investment in the Fund may be more suitable for long-term investors who are willing to withstand the Fund’s potential for volatility.

Buffalo Blue Chip Growth Fund | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Technology Sector Risk. Information technology companies often face unusually high price volatility, both in terms of gains and losses. The potential for wide variations in performance is based on special risks common to information technology companies. Information technology companies may have limited product lines, markets, or financial resources. Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated. Given these risks, an investment in the Fund may be more suitable for long-term investors who are willing to withstand the Fund’s potential for volatility.

Buffalo Blue Chip Growth Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious, and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, and accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, and may carry higher brokerage commissions and other fees; procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery, or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs, carry similar risks.

American Depositary Receipts. Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Buffalo Blue Chip Growth Fund | Foreign Securities Risk, American Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
American Depositary Receipts. Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Buffalo Blue Chip Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money.
Buffalo Blue Chip Growth Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk – Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Buffalo Early Stage Growth Fund | Market Risk; Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk; Recent Market Events Risk – U.S. and international markets have experienced (and may continue to experience) significant periods of volatility due to a number of economic, political, and global macro factors, including elevated inflation levels, trade tensions, tariff arrangements, and wars in Europe and the Middle East. These and other events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Buffalo Early Stage Growth Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk – Management risk means that your investment in the Fund varies with the success and failure of the Adviser’s investment strategies and the Adviser’s research, analysis, and determination of portfolio securities.

Buffalo Early Stage Growth Fund | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk – Equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management, or related factors.

Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders, and other creditors.

Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities. A convertible security (a debt instrument or a preferred stock) may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of the convertible security falls.
Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants; potential price fluctuations as a result of speculation or other factors; and failure of the price of the underlying security to reach, or have reasonable prospects of reaching, a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Buffalo Early Stage Growth Fund | Equity Market Risk, Common Stocks Risk Member
Prospectus [Line Items]
Risk [Text Block]
Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders, and other creditors.

Buffalo Early Stage Growth Fund | Equity Market Risk, Preferred Stocks Risk Member
Prospectus [Line Items]
Risk [Text Block]	Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Buffalo Early Stage Growth Fund | Equity Market Risk, Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Convertible Securities. A convertible security (a debt instrument or a preferred stock) may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of the convertible security falls.

Buffalo Early Stage Growth Fund | Equity Market Risk, Warrants Risk Member
Prospectus [Line Items]
Risk [Text Block]
Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants; potential price fluctuations as a result of speculation or other factors; and failure of the price of the underlying security to reach, or have reasonable prospects of reaching, a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Buffalo Early Stage Growth Fund | Equity Market Risk, Rights Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Buffalo Early Stage Growth Fund | Growth-Style Investing Risks Member
Prospectus [Line Items]
Risk [Text Block]
Growth-Style Investing Risk – Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a different investment style, such as value-style stocks. Growth stocks are often characterized by high price-to-earnings ratios and, as a result, may be more volatile than stocks with lower price-to-earnings ratios.

Buffalo Early Stage Growth Fund | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Information Technology Sector Risk. Information technology companies often face unusually high price volatility, both in terms of gains and losses. The potential for wide variations in performance is based on special risks common to information technology companies. Information technology companies may have limited product lines, markets, or financial resources. Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated. Given these risks, an investment in the Fund may be more suitable for long-term investors who are willing to withstand the Fund’s potential for volatility.

Healthcare Sector Risk. To the extent the Fund invests a significant portion of its assets in the healthcare sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the healthcare sector. Companies in the healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by regulatory changes. Other risk factors include rising costs of medical products and services, pricing pressure and limited product lines, loss or impairment of intellectual property rights, and litigation regarding product or service liability.

Industrials Sector Risk. Issuers in the industrials sector are affected by supply and demand, both for their specific product or service and for industrials sector products, in general. The products of such issuers may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions, and exchange rates affect the performance of companies in the industrials sector. Issuers in the industrials sector may be adversely affected by liability for environmental damage, product liability claims, and exchange rates. The industrials sector may also be adversely affected by changes or trends in commodity prices that may be influenced by unpredictable factors.
Buffalo Early Stage Growth Fund | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Technology Sector Risk. Information technology companies often face unusually high price volatility, both in terms of gains and losses. The potential for wide variations in performance is based on special risks common to information technology companies. Information technology companies may have limited product lines, markets, or financial resources. Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated. Given these risks, an investment in the Fund may be more suitable for long-term investors who are willing to withstand the Fund’s potential for volatility.

Buffalo Early Stage Growth Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious, and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, and accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, and may carry higher brokerage commissions and other fees; procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery, or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs, carry similar risks.

American Depositary Receipts. Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Buffalo Early Stage Growth Fund | Foreign Securities Risk, American Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
American Depositary Receipts. Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Buffalo Early Stage Growth Fund | Micro-Cap Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Micro-Cap Company Risk – Investing in micro-cap companies may involve greater risk than investing in companies with larger capitalization due to less management experience, fewer financial resources, less product diversification, and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than companies with larger capitalization. In addition, micro-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. These risks are enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. As any size of trade can have a large percentage impact on the price of a micro-cap stock, the Fund will be more susceptible to sudden and significant losses. In addition, micro-cap company stocks will also be bought and sold less often than other stocks, making them less liquid than other securities. Because of this, if the Fund wants to sell a large quantity of a micro-cap company’s stock, it may have to sell at a lower price than the Adviser might prefer, or it may have to sell in smaller-than-desired quantities over a period of time. Given these risks, an investment in the Fund may be more suitable for long-term investors who are willing to bear the risk of these fluctuations.

Buffalo Early Stage Growth Fund | Sector Risk, Health Care Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Healthcare Sector Risk. To the extent the Fund invests a significant portion of its assets in the healthcare sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the healthcare sector. Companies in the healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by regulatory changes. Other risk factors include rising costs of medical products and services, pricing pressure and limited product lines, loss or impairment of intellectual property rights, and litigation regarding product or service liability.

Buffalo Early Stage Growth Fund | Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industrials Sector Risk. Issuers in the industrials sector are affected by supply and demand, both for their specific product or service and for industrials sector products, in general. The products of such issuers may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions, and exchange rates affect the performance of companies in the industrials sector. Issuers in the industrials sector may be adversely affected by liability for environmental damage, product liability claims, and exchange rates. The industrials sector may also be adversely affected by changes or trends in commodity prices that may be influenced by unpredictable factors.
Buffalo Early Stage Growth Fund | Small-Cap Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, fewer financial resources, less product diversification, and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies. In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Buffalo Early Stage Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money.
Buffalo Flexible Allocation Fund | Market Risk; Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk; Recent Market Events Risk – U.S. and international markets have experienced (and may continue to experience) significant periods of volatility due to a number of economic, political, and global macro factors, including elevated inflation levels, trade tensions, tariff arrangements, and wars in Europe and the Middle East. These and other events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Buffalo Flexible Allocation Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk – Management risk means that your investment in the Fund varies with the success and failure of the Adviser’s investment strategies and the Adviser’s research, analysis, and determination of portfolio securities.

Buffalo Flexible Allocation Fund | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk – Equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management, or related factors.

Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders, and other creditors.

Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities. A convertible security (a debt instrument or a preferred stock) may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of the convertible security falls.

Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants; potential price fluctuations as a result of speculation or other factors; and failure of the price of the underlying security to reach, or have reasonable prospects of reaching, a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Buffalo Flexible Allocation Fund | Equity Market Risk, Common Stocks Risk Member
Prospectus [Line Items]
Risk [Text Block]
Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders, and other creditors.

Buffalo Flexible Allocation Fund | Equity Market Risk, Preferred Stocks Risk Member
Prospectus [Line Items]
Risk [Text Block]	Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Buffalo Flexible Allocation Fund | Equity Market Risk, Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Convertible Securities. A convertible security (a debt instrument or a preferred stock) may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of the convertible security falls.

Buffalo Flexible Allocation Fund | Equity Market Risk, Warrants Risk Member
Prospectus [Line Items]
Risk [Text Block]
Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants; potential price fluctuations as a result of speculation or other factors; and failure of the price of the underlying security to reach, or have reasonable prospects of reaching, a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Buffalo Flexible Allocation Fund | Equity Market Risk, Rights Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Buffalo Flexible Allocation Fund | Large-Cap Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Buffalo Flexible Allocation Fund | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.
Energy Sector Risk. The energy sector includes companies operating in the exploration and production, refining and marketing, and storage and transportation of oil and gas and coal and consumable fuels. It also includes companies that offer oil and gas equipment and related services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions, and/or increased competition affecting the energy sector. The performance of companies operating in the energy sector is closely tied to the price and supply of energy fuels and international political events.
Buffalo Flexible Allocation Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious, and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, and accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, and may carry higher brokerage commissions and other fees; procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery, or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs, carry similar risks.

American Depositary Receipts. Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Buffalo Flexible Allocation Fund | Foreign Securities Risk, American Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
American Depositary Receipts. Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Buffalo Flexible Allocation Fund | Sector Risk, Energy Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Energy Sector Risk. The energy sector includes companies operating in the exploration and production, refining and marketing, and storage and transportation of oil and gas and coal and consumable fuels. It also includes companies that offer oil and gas equipment and related services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions, and/or increased competition affecting the energy sector. The performance of companies operating in the energy sector is closely tied to the price and supply of energy fuels and international political events.
Buffalo Flexible Allocation Fund | Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk – The values of debt securities may increase or decrease as a result of the following: market fluctuations; changes in interest rates; actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; or the risk of loss of value due to increases in interest rates and/or the risk of low income due to falling interest rates.

Buffalo Flexible Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money.
Buffalo Growth Fund | Market Risk; Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk; Recent Market Events Risk – U.S. and international markets have experienced (and may continue to experience) significant periods of volatility due to a number of economic, political, and global macro factors, including elevated inflation levels, trade tensions, tariff arrangements, and wars in Europe and the Middle East. These and other events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Buffalo Growth Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk – Management risk means that your investment in the Fund varies with the success and failure of the Adviser’s investment strategies and the Adviser’s research, analysis, and determination of portfolio securities.

Buffalo Growth Fund | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk – Equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management, or related factors.

Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders, and other creditors.

Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities. A convertible security (a debt instrument or a preferred stock) may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of the convertible security falls.

Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants; potential price fluctuations as a result of speculation or other factors; and failure of the price of the underlying security to reach, or have reasonable prospects of reaching, a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).
Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.
Buffalo Growth Fund | Equity Market Risk, Common Stocks Risk Member
Prospectus [Line Items]
Risk [Text Block]
Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders, and other creditors.

Buffalo Growth Fund | Equity Market Risk, Preferred Stocks Risk Member
Prospectus [Line Items]
Risk [Text Block]	Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Buffalo Growth Fund | Equity Market Risk, Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Convertible Securities. A convertible security (a debt instrument or a preferred stock) may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of the convertible security falls.

Buffalo Growth Fund | Equity Market Risk, Warrants Risk Member
Prospectus [Line Items]
Risk [Text Block]
Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants; potential price fluctuations as a result of speculation or other factors; and failure of the price of the underlying security to reach, or have reasonable prospects of reaching, a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Buffalo Growth Fund | Equity Market Risk, Rights Risk Member
Prospectus [Line Items]
Risk [Text Block]	Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.
Buffalo Growth Fund | Growth-Style Investing Risks Member
Prospectus [Line Items]
Risk [Text Block]
Growth-Style Investing Risk – Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a different investment style, such as value-style stocks. Growth stocks are often characterized by high price-to-earnings ratios and, as a result, may be more volatile than stocks with lower price-to-earnings ratios.

Buffalo Growth Fund | Large-Cap Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Buffalo Growth Fund | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Information Technology Sector Risk. Information technology companies often face unusually high price volatility, both in terms of gains and losses. The potential for wide variations in performance is based on special risks common to information technology companies. Information technology companies may have limited product lines, markets, or financial resources. Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated. Given these risks, an investment in the Fund may be more suitable for long-term investors who are willing to withstand the Fund’s potential for volatility.

Buffalo Growth Fund | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Technology Sector Risk. Information technology companies often face unusually high price volatility, both in terms of gains and losses. The potential for wide variations in performance is based on special risks common to information technology companies. Information technology companies may have limited product lines, markets, or financial resources. Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated. Given these risks, an investment in the Fund may be more suitable for long-term investors who are willing to withstand the Fund’s potential for volatility.

Buffalo Growth Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious, and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, and accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, and may carry higher brokerage commissions and other fees; procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery, or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs, carry similar risks.

American Depositary Receipts. Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Buffalo Growth Fund | Foreign Securities Risk, American Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
American Depositary Receipts. Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Buffalo Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money.
Buffalo Growth Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk – Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Buffalo Growth & Income Fund | Market Risk; Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk; Recent Market Events Risk – U.S. and international markets have experienced (and may continue to experience) significant periods of volatility due to a number of economic, political, and global macro factors, including elevated inflation levels, trade tensions, tariff arrangements, and wars in Europe and the Middle East. These and other events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Buffalo Growth & Income Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk – Management risk means that your investment in the Fund varies with the success and failure of the Adviser’s investment strategies and the Adviser’s research, analysis, and determination of portfolio securities.

Buffalo Growth & Income Fund | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk – Equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management, or related factors.

Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders, and other creditors.

Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities. A convertible security (a debt instrument or a preferred stock) may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of the convertible security falls.

Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants; potential price fluctuations as a result of speculation or other factors; and failure of the price of the underlying security to reach, or have reasonable prospects of reaching, a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).
Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Buffalo Growth & Income Fund | Equity Market Risk, Common Stocks Risk Member
Prospectus [Line Items]
Risk [Text Block]
Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders, and other creditors.

Buffalo Growth & Income Fund | Equity Market Risk, Preferred Stocks Risk Member
Prospectus [Line Items]
Risk [Text Block]	Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Buffalo Growth & Income Fund | Equity Market Risk, Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Convertible Securities. A convertible security (a debt instrument or a preferred stock) may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of the convertible security falls.

Buffalo Growth & Income Fund | Equity Market Risk, Warrants Risk Member
Prospectus [Line Items]
Risk [Text Block]
Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants; potential price fluctuations as a result of speculation or other factors; and failure of the price of the underlying security to reach, or have reasonable prospects of reaching, a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Buffalo Growth & Income Fund | Equity Market Risk, Rights Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Buffalo Growth & Income Fund | Growth-Style Investing Risks Member
Prospectus [Line Items]
Risk [Text Block]
Growth-Style Investing Risk – Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a different investment style, such as value-style stocks. Growth stocks are often characterized by high price-to-earnings ratios and, as a result, may be more volatile than stocks with lower price-to-earnings ratios.

Buffalo Growth & Income Fund | Large-Cap Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
Buffalo Growth & Income Fund | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.
Buffalo Growth & Income Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious, and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, and accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, and may carry higher brokerage commissions and other fees; procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery, or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs, carry similar risks.

American Depositary Receipts. Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Buffalo Growth & Income Fund | Foreign Securities Risk, American Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
American Depositary Receipts. Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Buffalo Growth & Income Fund | Dividend Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]
Dividend Strategy Risk – Strategies focusing on dividend-paying stocks may fall out of investor favor, which may negatively affect the performance of stocks that pay dividends regardless of whether the underlying companies’ business fortunes have changed. The Adviser may incorrectly judge whether a company will be able to continue paying dividends or the amount of such dividends, which may cause losses for the Fund.

Buffalo Growth & Income Fund | Mid-Cap Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification, and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Buffalo Growth & Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money.
Buffalo High Yield Fund | Market Risk; Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk; Recent Market Events Risk – U.S. and international markets have experienced (and may continue to experience) significant periods of volatility due to a number of economic, political, and global macro factors, including elevated inflation levels, trade tensions, tariff arrangements, and wars in Europe and the Middle East. These and other events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Buffalo High Yield Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk – Management risk means that your investment in the Fund varies with the success and failure of the Adviser’s investment strategies and the Adviser’s research, analysis, and determination of portfolio securities.

Buffalo High Yield Fund | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.
Industrials Sector Risk. Issuers in the industrials sector are affected by supply and demand, both for their specific product or service and for industrials sector products, in general. The products of such issuers may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions, and exchange rates affect the performance of companies in the industrials sector. Issuers in the industrials sector may be adversely affected by liability for environmental damage, product liability claims, and exchange rates. The industrials sector may also be adversely affected by changes or trends in commodity prices that may be influenced by unpredictable factors.
Buffalo High Yield Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious, and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, and accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, and may carry higher brokerage commissions and other fees; procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery, or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs, carry similar risks.

American Depositary Receipts. Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Buffalo High Yield Fund | Foreign Securities Risk, American Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
American Depositary Receipts. Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Buffalo High Yield Fund | Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industrials Sector Risk. Issuers in the industrials sector are affected by supply and demand, both for their specific product or service and for industrials sector products, in general. The products of such issuers may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions, and exchange rates affect the performance of companies in the industrials sector. Issuers in the industrials sector may be adversely affected by liability for environmental damage, product liability claims, and exchange rates. The industrials sector may also be adversely affected by changes or trends in commodity prices that may be influenced by unpredictable factors.
Buffalo High Yield Fund | Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk – The values of debt securities may increase or decrease as a result of the following: market fluctuations; changes in interest rates; actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; or the risk of loss of value due to increases in interest rates and/or the risk of low income due to falling interest rates.

Buffalo High Yield Fund | High Yield Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Yield Risk – The Fund may invest in higher-yielding, high-risk bonds commonly known as junk bonds. These lower-rated bonds have a greater degree of default risk. Lower-rated securities may be issued by companies that are restructuring; are smaller and less credit worthy or are highly indebted; and tend to be less liquid and react more poorly to adverse economic and political changes, unfavorable investor perceptions, and negative corporate developments.

Buffalo High Yield Fund | Bank Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]
Bank Loan Risk – The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans that banks or other financial intermediaries make to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price could be adversely affected. The Fund may invest in loan participations that are rated by a nationally recognized statistical rating organization or are unrated, and may invest in loan participations of any credit quality, including loans to “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested. In addition, certain bank loans in which the Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Fund.

Buffalo High Yield Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money.
Buffalo International Fund | Market Risk; Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk; Recent Market Events Risk – U.S. and international markets have experienced (and may continue to experience) significant periods of volatility due to a number of economic, political, and global macro factors, including elevated inflation levels, trade tensions, tariff arrangements, and wars in Europe and the Middle East. These and other events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Buffalo International Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk – Management risk means that your investment in the Fund varies with the success and failure of the Adviser’s investment strategies and the Adviser’s research, analysis, and determination of portfolio securities.

Buffalo International Fund | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk – Equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management, or related factors.

Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders, and other creditors.

Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities. A convertible security (a debt instrument or a preferred stock) may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of the convertible security falls.

Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants; potential price fluctuations as a result of speculation or other factors; and failure of the price of the underlying security to reach, or have reasonable prospects of reaching, a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).
Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Buffalo International Fund | Equity Market Risk, Common Stocks Risk Member
Prospectus [Line Items]
Risk [Text Block]
Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders, and other creditors.

Buffalo International Fund | Equity Market Risk, Preferred Stocks Risk Member
Prospectus [Line Items]
Risk [Text Block]	Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Buffalo International Fund | Equity Market Risk, Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Convertible Securities. A convertible security (a debt instrument or a preferred stock) may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of the convertible security falls.

Buffalo International Fund | Equity Market Risk, Warrants Risk Member
Prospectus [Line Items]
Risk [Text Block]
Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants; potential price fluctuations as a result of speculation or other factors; and failure of the price of the underlying security to reach, or have reasonable prospects of reaching, a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Buffalo International Fund | Equity Market Risk, Rights Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Buffalo International Fund | Growth-Style Investing Risks Member
Prospectus [Line Items]
Risk [Text Block]
Growth-Style Investing Risk – Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a different investment style, such as value-style stocks. Growth stocks are often characterized by high price-to-earnings ratios and, as a result, may be more volatile than stocks with lower price-to-earnings ratios.

Buffalo International Fund | Large-Cap Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Buffalo International Fund | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Information Technology Sector Risk. Information technology companies often face unusually high price volatility, both in terms of gains and losses. The potential for wide variations in performance is based on special risks common to information technology companies. Information technology companies may have limited product lines, markets, or financial resources. Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated. Given these risks, an investment in the Fund may be more suitable for long-term investors who are willing to withstand the Fund’s potential for volatility.
Industrials Sector Risk. Issuers in the industrials sector are affected by supply and demand, both for their specific product or service and for industrials sector products, in general. The products of such issuers may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions, and exchange rates affect the performance of companies in the industrials sector. Issuers in the industrials sector may be adversely affected by liability for environmental damage, product liability claims, and exchange rates. The industrials sector may also be adversely affected by changes or trends in commodity prices that may be influenced by unpredictable factors.

Buffalo International Fund | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. Information technology companies often face unusually high price volatility, both in terms of gains and losses. The potential for wide variations in performance is based on special risks common to information technology companies. Information technology companies may have limited product lines, markets, or financial resources. Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated. Given these risks, an investment in the Fund may be more suitable for long-term investors who are willing to withstand the Fund’s potential for volatility.
Buffalo International Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious, and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, and accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, and may carry higher brokerage commissions and other fees; procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery, or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs, carry similar risks.

Depositary Receipts. Unsponsored DRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored DRs than sponsored DRs. Unsponsored DRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, EDRs, and GDRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Buffalo International Fund | Foreign Securities Risk, American Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts. Unsponsored DRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored DRs than sponsored DRs. Unsponsored DRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, EDRs, and GDRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Buffalo International Fund | Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industrials Sector Risk. Issuers in the industrials sector are affected by supply and demand, both for their specific product or service and for industrials sector products, in general. The products of such issuers may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions, and exchange rates affect the performance of companies in the industrials sector. Issuers in the industrials sector may be adversely affected by liability for environmental damage, product liability claims, and exchange rates. The industrials sector may also be adversely affected by changes or trends in commodity prices that may be influenced by unpredictable factors.

Buffalo International Fund | Mid-Cap Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification, and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Buffalo International Fund | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Risk – When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, and may impact the value of the Fund’s portfolio holdings and your investment. China and other countries may adopt economic policies and/or currency exchange controls that affect their currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the Fund’s assets at risk of total loss.

Buffalo International Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk – Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, emerging markets are generally more volatile and can have relatively unstable governments; social and legal systems that do not protect shareholders; economies based on only a few industries; and securities markets that are substantially smaller, less liquid, more volatile, and may have a lower level of government oversight than securities markets in more developed countries. The International Fund, and consequently the International Fund’s shareholders, may be adversely affected by exposure to these risks through its investment in emerging market issuers.

Buffalo International Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money.
Buffalo Mid Cap Discovery Fund | Market Risk; Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk; Recent Market Events Risk – U.S. and international markets have experienced (and may continue to experience) significant periods of volatility due to a number of economic, political, and global macro factors, including elevated inflation levels, trade tensions, tariff arrangements, and wars in Europe and the Middle East. These and other events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Buffalo Mid Cap Discovery Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk – Management risk means that your investment in the Fund varies with the success and failure of the Adviser’s investment strategies and the Adviser’s research, analysis, and determination of portfolio securities.

Buffalo Mid Cap Discovery Fund | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk – Equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management, or related factors.

Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders, and other creditors.

Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities. A convertible security (a debt instrument or a preferred stock) may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of the convertible security falls.

Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants; potential price fluctuations as a result of speculation or other factors; and failure of the price of the underlying security to reach, or have reasonable prospects of reaching, a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Buffalo Mid Cap Discovery Fund | Equity Market Risk, Common Stocks Risk Member
Prospectus [Line Items]
Risk [Text Block]
Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders, and other creditors.

Buffalo Mid Cap Discovery Fund | Equity Market Risk, Preferred Stocks Risk Member
Prospectus [Line Items]
Risk [Text Block]	Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Buffalo Mid Cap Discovery Fund | Equity Market Risk, Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Convertible Securities. A convertible security (a debt instrument or a preferred stock) may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of the convertible security falls.

Buffalo Mid Cap Discovery Fund | Equity Market Risk, Warrants Risk Member
Prospectus [Line Items]
Risk [Text Block]
Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants; potential price fluctuations as a result of speculation or other factors; and failure of the price of the underlying security to reach, or have reasonable prospects of reaching, a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Buffalo Mid Cap Discovery Fund | Equity Market Risk, Rights Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Buffalo Mid Cap Discovery Fund | Growth-Style Investing Risks Member
Prospectus [Line Items]
Risk [Text Block]
Growth-Style Investing Risk – Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a different investment style, such as value-style stocks. Growth stocks are often characterized by high price-to-earnings ratios and, as a result, may be more volatile than stocks with lower price-to-earnings ratios.

Buffalo Mid Cap Discovery Fund | Large-Cap Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Buffalo Mid Cap Discovery Fund | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Industrials Sector Risk. Issuers in the industrials sector are affected by supply and demand, both for their specific product or service and for industrials sector products, in general. The products of such issuers may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions, and exchange rates affect the performance of companies in the industrials sector. Issuers in the industrials sector may be adversely affected by liability for environmental damage, product liability claims, and exchange rates. The industrials sector may also be adversely affected by changes or trends in commodity prices that may be influenced by unpredictable factors.

Information Technology Sector Risk. Information technology companies often face unusually high price volatility, both in terms of gains and losses. The potential for wide variations in performance is based on special risks common to information technology companies. Information technology companies may have limited product lines, markets, or financial resources. Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated. Given these risks, an investment in the Fund may be more suitable for long-term investors who are willing to withstand the Fund’s potential for volatility.
Healthcare Sector Risk. To the extent the Fund invests a significant portion of its assets in the healthcare sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the healthcare sector. Companies in the healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by regulatory changes. Other risk factors include rising costs of medical products and services, pricing pressure and limited product lines, loss or impairment of intellectual property rights, and litigation regarding product or service liability.
Buffalo Mid Cap Discovery Fund | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Technology Sector Risk. Information technology companies often face unusually high price volatility, both in terms of gains and losses. The potential for wide variations in performance is based on special risks common to information technology companies. Information technology companies may have limited product lines, markets, or financial resources. Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated. Given these risks, an investment in the Fund may be more suitable for long-term investors who are willing to withstand the Fund’s potential for volatility.

Buffalo Mid Cap Discovery Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious, and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, and accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, and may carry higher brokerage commissions and other fees; procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery, or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs, carry similar risks.

American Depositary Receipts. Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Buffalo Mid Cap Discovery Fund | Foreign Securities Risk, American Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
American Depositary Receipts. Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Buffalo Mid Cap Discovery Fund | Sector Risk, Health Care Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Healthcare Sector Risk. To the extent the Fund invests a significant portion of its assets in the healthcare sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the healthcare sector. Companies in the healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by regulatory changes. Other risk factors include rising costs of medical products and services, pricing pressure and limited product lines, loss or impairment of intellectual property rights, and litigation regarding product or service liability.
Buffalo Mid Cap Discovery Fund | Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industrials Sector Risk. Issuers in the industrials sector are affected by supply and demand, both for their specific product or service and for industrials sector products, in general. The products of such issuers may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions, and exchange rates affect the performance of companies in the industrials sector. Issuers in the industrials sector may be adversely affected by liability for environmental damage, product liability claims, and exchange rates. The industrials sector may also be adversely affected by changes or trends in commodity prices that may be influenced by unpredictable factors.
Buffalo Mid Cap Discovery Fund | Mid-Cap Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification, and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Buffalo Mid Cap Discovery Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money.
Buffalo Mid Cap Growth Fund | Market Risk; Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk; Recent Market Events Risk – U.S. and international markets have experienced (and may continue to experience) significant periods of volatility due to a number of economic, political, and global macro factors, including elevated inflation levels, trade tensions, tariff arrangements, and wars in Europe and the Middle East. These and other events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Buffalo Mid Cap Growth Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk – Management risk means that your investment in the Fund varies with the success and failure of the Adviser’s investment strategies and the Adviser’s research, analysis, and determination of portfolio securities.

Buffalo Mid Cap Growth Fund | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk – Equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management, or related factors.

Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders, and other creditors.

Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities. A convertible security (a debt instrument or a preferred stock) may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of the convertible security falls.
Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants; potential price fluctuations as a result of speculation or other factors; and failure of the price of the underlying security to reach, or have reasonable prospects of reaching, a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Buffalo Mid Cap Growth Fund | Equity Market Risk, Common Stocks Risk Member
Prospectus [Line Items]
Risk [Text Block]
Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders, and other creditors.

Buffalo Mid Cap Growth Fund | Equity Market Risk, Preferred Stocks Risk Member
Prospectus [Line Items]
Risk [Text Block]	Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Buffalo Mid Cap Growth Fund | Equity Market Risk, Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Convertible Securities. A convertible security (a debt instrument or a preferred stock) may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of the convertible security falls.

Buffalo Mid Cap Growth Fund | Equity Market Risk, Warrants Risk Member
Prospectus [Line Items]
Risk [Text Block]
Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants; potential price fluctuations as a result of speculation or other factors; and failure of the price of the underlying security to reach, or have reasonable prospects of reaching, a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Buffalo Mid Cap Growth Fund | Equity Market Risk, Rights Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Buffalo Mid Cap Growth Fund | Growth-Style Investing Risks Member
Prospectus [Line Items]
Risk [Text Block]
Growth-Style Investing Risk – Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a different investment style, such as value-style stocks. Growth stocks are often characterized by high price-to-earnings ratios and, as a result, may be more volatile than stocks with lower price-to-earnings ratios.

Buffalo Mid Cap Growth Fund | Large-Cap Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Buffalo Mid Cap Growth Fund | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Information Technology Sector Risk. Information technology companies often face unusually high price volatility, both in terms of gains and losses. The potential for wide variations in performance is based on special risks common to information technology companies. Information technology companies may have limited product lines, markets, or financial resources. Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated. Given these risks, an investment in the Fund may be more suitable for long-term investors who are willing to withstand the Fund’s potential for volatility.
Industrials Sector Risk. Issuers in the industrials sector are affected by supply and demand, both for their specific product or service and for industrials sector products, in general. The products of such issuers may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions, and exchange rates affect the performance of companies in the industrials sector. Issuers in the industrials sector may be adversely affected by liability for environmental damage, product liability claims, and exchange rates. The industrials sector may also be adversely affected by changes or trends in commodity prices that may be influenced by unpredictable factors.
Buffalo Mid Cap Growth Fund | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. Information technology companies often face unusually high price volatility, both in terms of gains and losses. The potential for wide variations in performance is based on special risks common to information technology companies. Information technology companies may have limited product lines, markets, or financial resources. Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated. Given these risks, an investment in the Fund may be more suitable for long-term investors who are willing to withstand the Fund’s potential for volatility.
Buffalo Mid Cap Growth Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious, and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, and accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, and may carry higher brokerage commissions and other fees; procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery, or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs, carry similar risks.
American Depositary Receipts. Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Buffalo Mid Cap Growth Fund | Foreign Securities Risk, American Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
American Depositary Receipts. Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Buffalo Mid Cap Growth Fund | Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industrials Sector Risk. Issuers in the industrials sector are affected by supply and demand, both for their specific product or service and for industrials sector products, in general. The products of such issuers may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions, and exchange rates affect the performance of companies in the industrials sector. Issuers in the industrials sector may be adversely affected by liability for environmental damage, product liability claims, and exchange rates. The industrials sector may also be adversely affected by changes or trends in commodity prices that may be influenced by unpredictable factors.
Buffalo Mid Cap Growth Fund | Mid-Cap Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification, and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Buffalo Mid Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money.
Buffalo Small Cap Growth Fund | Market Risk; Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk; Recent Market Events Risk – U.S. and international markets have experienced (and may continue to experience) significant periods of volatility due to a number of economic, political, and global macro factors, including elevated inflation levels, trade tensions, tariff arrangements, and wars in Europe and the Middle East. These and other events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Buffalo Small Cap Growth Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk – Management risk means that your investment in the Fund varies with the success and failure of the Adviser’s investment strategies and the Adviser’s research, analysis, and determination of portfolio securities.

Buffalo Small Cap Growth Fund | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk – Equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management, or related factors.

Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders, and other creditors.

Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities. A convertible security (a debt instrument or a preferred stock) may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of the convertible security falls.
Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants; potential price fluctuations as a result of speculation or other factors; and failure of the price of the underlying security to reach, or have reasonable prospects of reaching, a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Buffalo Small Cap Growth Fund | Equity Market Risk, Common Stocks Risk Member
Prospectus [Line Items]
Risk [Text Block]
Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders, and other creditors.

Buffalo Small Cap Growth Fund | Equity Market Risk, Preferred Stocks Risk Member
Prospectus [Line Items]
Risk [Text Block]	Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Buffalo Small Cap Growth Fund | Equity Market Risk, Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Convertible Securities. A convertible security (a debt instrument or a preferred stock) may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of the convertible security falls.

Buffalo Small Cap Growth Fund | Equity Market Risk, Warrants Risk Member
Prospectus [Line Items]
Risk [Text Block]
Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants; potential price fluctuations as a result of speculation or other factors; and failure of the price of the underlying security to reach, or have reasonable prospects of reaching, a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Buffalo Small Cap Growth Fund | Equity Market Risk, Rights Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Buffalo Small Cap Growth Fund | Growth-Style Investing Risks Member
Prospectus [Line Items]
Risk [Text Block]
Growth-Style Investing Risk – Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a different investment style, such as value-style stocks. Growth stocks are often characterized by high price-to-earnings ratios and, as a result, may be more volatile than stocks with lower price-to-earnings ratios.

Buffalo Small Cap Growth Fund | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Information Technology Sector Risk. Information technology companies often face unusually high price volatility, both in terms of gains and losses. The potential for wide variations in performance is based on special risks common to information technology companies. Information technology companies may have limited product lines, markets, or financial resources. Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated. Given these risks, an investment in the Fund may be more suitable for long-term investors who are willing to withstand the Fund’s potential for volatility.

Industrials Sector Risk. Issuers in the industrials sector are affected by supply and demand, both for their specific product or service and for industrials sector products, in general. The products of such issuers may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions, and exchange rates affect the performance of companies in the industrials sector. Issuers in the industrials sector may be adversely affected by liability for environmental damage, product liability claims, and exchange rates. The industrials sector may also be adversely affected by changes or trends in commodity prices that may be influenced by unpredictable factors.

Healthcare Sector Risk. To the extent the Fund invests a significant portion of its assets in the healthcare sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the healthcare sector. Companies in the healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by regulatory changes. Other risk factors include rising costs of medical products and services, pricing pressure and limited product lines, loss or impairment of intellectual property rights, and litigation regarding product or service liability.

Buffalo Small Cap Growth Fund | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. Information technology companies often face unusually high price volatility, both in terms of gains and losses. The potential for wide variations in performance is based on special risks common to information technology companies. Information technology companies may have limited product lines, markets, or financial resources. Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated. Given these risks, an investment in the Fund may be more suitable for long-term investors who are willing to withstand the Fund’s potential for volatility.
Buffalo Small Cap Growth Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious, and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, and accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, and may carry higher brokerage commissions and other fees; procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery, or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs, carry similar risks.

American Depositary Receipts. Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Buffalo Small Cap Growth Fund | Foreign Securities Risk, American Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
American Depositary Receipts. Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Buffalo Small Cap Growth Fund | Micro-Cap Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, fewer financial resources, less product diversification, and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies. In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Buffalo Small Cap Growth Fund | Sector Risk, Health Care Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Healthcare Sector Risk. To the extent the Fund invests a significant portion of its assets in the healthcare sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the healthcare sector. Companies in the healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by regulatory changes. Other risk factors include rising costs of medical products and services, pricing pressure and limited product lines, loss or impairment of intellectual property rights, and litigation regarding product or service liability.

Buffalo Small Cap Growth Fund | Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industrials Sector Risk. Issuers in the industrials sector are affected by supply and demand, both for their specific product or service and for industrials sector products, in general. The products of such issuers may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions, and exchange rates affect the performance of companies in the industrials sector. Issuers in the industrials sector may be adversely affected by liability for environmental damage, product liability claims, and exchange rates. The industrials sector may also be adversely affected by changes or trends in commodity prices that may be influenced by unpredictable factors.

Buffalo Small Cap Growth Fund | Mid-Cap Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification, and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Buffalo Small Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money.